Prepaid expenses:	12 Months Ended
Dec. 31, 2014
Prepaid Expense and Other Assets [Abstract]
Prepaid Expense And Other Assets [Text Block]
5.	Prepaid expenses:

As of December 31, 2014 and 2013, prepaid expenses and other current assets included the following:

$ Thousands	2014	2013
Prepaid and Other Assets:
Prepaid Insurance	$671	$498
Deposits	-	4
Receivable Other	50	80
Total Prepaid and Other Assets	$721	$582